Information on market risk and fair value of financial assets and liabilities (telecom activities) - Financial liabilities - Tabular disclosure (Details) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	€ 285
Derivative (assets)	(689)
Other Comprehensive Income related to unmatured hedging instruments	(192)
Gross financial debt after derivatives	34,751
Trade payables	11,163
Total financial liabilities (including derivatives assets)	45,914
TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	636
Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	29,010
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3,206
Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	245
Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	389
NEU Commercial Paper [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,457
Bank Overdrafts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	342
Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	64
Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(116)
Derivative (assets)	(3)
Gross financial debt after derivatives	3,821
Trade payables	9,793
Total financial liabilities (including derivatives assets)	13,614
Future interests on financial lease liabilities	1,628
Not later than one year [member] | TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3
Not later than one year [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	994
Not later than one year [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	406
Not later than one year [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	74
Not later than one year [member] | Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	389
Not later than one year [member] | NEU Commercial Paper [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,457
Not later than one year [member] | Bank Overdrafts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	342
Not later than one year [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	43
Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(61)
Derivative (assets)	(19)
Gross financial debt after derivatives	2,675
Trade payables	239
Total financial liabilities (including derivatives assets)	2,913
Future interests on financial lease liabilities	843
Later than one year and not later than two years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,445
Later than one year and not later than two years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,105
Later than one year and not later than two years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	81
Later than one year and not later than two years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2
Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (assets)	(22)
Gross financial debt after derivatives	2,280
Trade payables	113
Total financial liabilities (including derivatives assets)	2,394
Future interests on financial lease liabilities	792
Later than two years and not later than three years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,985
Later than two years and not later than three years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	251
Later than two years and not later than three years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	64
Later than two years and not later than three years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1
Later than three years and not later than four years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(11)
Derivative (assets)	(31)
Gross financial debt after derivatives	3,125
Trade payables	110
Total financial liabilities (including derivatives assets)	3,235
Future interests on financial lease liabilities	734
Later than three years and not later than four years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2,385
Later than three years and not later than four years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	735
Later than three years and not later than four years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	24
Later than three years and not later than four years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1
Later than four years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (assets)	(6)
Gross financial debt after derivatives	1,960
Trade payables	486
Total financial liabilities (including derivatives assets)	2,447
Future interests on financial lease liabilities	829
Later than four years and not later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,609
Later than four years and not later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	355
Later than four years and not later than five years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2
Later than four years and not later than five years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(99)
Derivative (assets)	(491)
Gross financial debt after derivatives	20,742
Trade payables	421
Total financial liabilities (including derivatives assets)	21,163
Future interests on financial lease liabilities	4,896
Later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	20,765
Later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	354
Later than five years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	16
Undefined maturity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross financial debt after derivatives	459
Total financial liabilities (including derivatives assets)	459
Undefined maturity [member] | TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	633
Undefined maturity [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	(172)
Undefined maturity [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	€ (1)